<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 6, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      261    25000 SH       SOLE                    25000
ARIBA                          COM              04033V203      786    90000 SH       SOLE                    90000
ART TECHNOLOGY GROUP           COM              04289L107     1020   400000 SH       SOLE                   400000
ASCENT MEDIA CORP COM SER A    COM              043632108     2500   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209      256   200000 SH       SOLE                   200000
BLACKBAUD INC                  COM              09227Q100      580    50000 SH       SOLE                    50000
COGENT INC                     COM              19239Y108      476    40000 SH       SOLE                    40000
DEXCOM INC COM                 COM              252131107     1759   425000 SH       SOLE                   425000
DISCOVERY COMMUN NEW COM SER C COM              25470F302      549    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104      601    37500 SH       SOLE                    37500
EMS TECHNOLOGIES INC           COM              26873N108      698    40000 SH       SOLE                    40000
FTI CONSULTING                 COM              302941109      990    20000 SH       SOLE                    20000
GAMETECH INTERNATIONAL COM     COM              36466D102      280   221990 SH       SOLE                   221990
HMS HOLDINGS                   COM              40425J101      822    25000 SH       SOLE                    25000
HOWSTUFFWORKS II RSTD          COM              40431N104      104   630217 SH       SOLE                   630217
INTEGRAL SYS INC MD COM        COM              45810H107     2116   246100 SH       SOLE                   246100
INVERNESS MEDICAL INNOVATION   COM              46126P106     2130    80000 SH       SOLE                    80000
IPC THE HOSPITALIST CO COM     COM              44984A105      762    40000 SH       SOLE                    40000
L-1 IDENTITY SOLUTIONS         COM              50212A106      358    70000 SH       SOLE                    70000
LUMBER LIQUIDATORS INC COM     COM              55003Q103      510    40000 SH       SOLE                    40000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1893   124455 SH       SOLE                   124455
NIC INC                        COM              62914B100      520   100000 SH       SOLE                   100000
NINTENDO LTD ADR               COM              654445303      720    20000 SH       SOLE                    20000
PENN NATL GAMING               COM              707569109      966    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2139    93500 SH       SOLE                    93500
REALNETWORKS                   COM              75605L104      524   225000 SH       SOLE                   225000
SHUTTERFLY INC COM             COM              82568P304     1101   117500 SH       SOLE                   117500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1203    23000 SH       SOLE                    23000
STAPLES                        COM              855030102      905    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      554    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC - CL A     COM              882681109      572    60000 SH       SOLE                    60000
TRINA SOLAR LTD-SPON ADR       COM              89628E104      313    30000 SH       SOLE                    30000
URBAN OUTFITTERS               COM              917047102     1637   100000 SH       SOLE                   100000
VANGUARD INDEX FDS SML CP GRW  COM              922908595      965    25000 SH       SOLE                    25000
VISTAPRINT LTD                 COM              G93762204      495    18000 SH       SOLE                    18000
VOCUS INC COM                  COM              92858J108      664    50000 SH       SOLE                    50000